UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
California Tax-Free Income Fund
Fixed income
May 31, 2021

A message to shareholders
Dear shareholder,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 12 months ended May 31, 2021, the results for bonds were much more mixed. Overall, bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Tax-Free Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
19	Financial statements
22	Financial highlights
26	Notes to financial statements
33	Report of independent registered public accounting firm
34	Tax information
35	Statement Regarding Liquidity Risk Management
37	Trustees and Officers
41	More information
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2021 (%)

The Bloomberg Barclays California Municipal Bond Index is an unmanaged index comprising California investment-grade municipal bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds rebounded as the pandemic eased
As the COVID-19 pandemic began to recede, a recovery in the U.S. economy, federal stimulus funds to support state and local governments, and better-than-expected municipal tax revenues helped fuel a rally in the municipal bond market.
The fund outperformed its benchmark
The fund generated a strong return for the period and outpaced its benchmark, the Bloomberg Barclays California Municipal Bond Index.
Security selection, asset allocation contributed to outperformance
The fund’s security selection contributed to its outperformance of the benchmark, as did holdings in the education and healthcare segments.
PORTFOLIO COMPOSITION AS OF 5/31/2021 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

QUALITY COMPOSITION AS OF 5/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-21 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund's prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund's performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2021?
Municipal bonds posted solid gains for the period as a confluence of supportive developments provided a tailwind for their performance. As the period began, municipal bonds had just fallen sharply as investors priced in a worst-case scenario regarding the COVID-19 pandemic’s effects on the economy and municipal tax revenues. When this failed to materialize, however, the municipal bond market bounced back strongly.
The rebound in municipal bonds was driven in part by a recovery in the U.S. economy, which began in the third quarter of 2020 and continued through the end of the period as the coronavirus vaccine rollout brought back a partial return to normalcy. Multiple stimulus packages from the federal government, each of which provided funds for state and local government budgets, were also supportive for the municipal bond market. Furthermore, expectations of higher taxes following the outcome of the presidential election in November fueled investor demand for the tax advantages of municipal bonds.
Did municipal credit quality in California also recover during the period?
Municipal credit conditions in California never really deteriorated during the pandemic. While the state reduced its budget by $15 billion for the 2021 fiscal year, tax revenues ended up coming in considerably better than expected as strong income and corporate tax revenues helped offset the anticipated decline in sales and gas tax collections. The combination of stronger-than-expected tax revenues and smaller budgets provided a windfall for the state and many municipalities, allowing them to shore up rainy day funds, make progress toward fixing underfunded pension plans, and support local economies.
How did the fund perform for the period?
The fund outperformed its benchmark as segments of the portfolio that detracted from performance during the pandemic rebounded sharply during the recovery. One of the largest contributors to the fund’s outperformance was the education segment, led by bonds funding charter schools and college housing. The healthcare
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

and transportation segments also contributed meaningfully to performance, with bonds financing toll roads and smaller regional healthcare facilities adding the most value.
Another contributing factor was the fund’s duration (a measure of interest-rate sensitivity), which was longer than that of the index. The fund’s greater interest-rate sensitivity boosted performance as the municipal bond market rallied during the period.
What changes did you make to the portfolio during the period?
We reduced the fund’s exposure to education-related bonds, taking profits after their strong performance. We shifted these assets into more attractively valued segments, including housing, local general obligation bonds, and industrial revenue bonds.
We believe the fund’s positioning will benefit from strong investor demand and an improving economic environment as we move into the second half of 2021; federal infrastructure legislation would also be a positive factor for the municipal bond market in general. The one mitigating factor we're monitoring is inflation. A sustained increase in the inflation rate could drive yields higher and lead to a change in the U.S. Federal Reserve’s monetary policy.
MANAGED BY

Jeffrey N. Given, CFA
Dennis DiCicco
The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, and Dennis DiCicco, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-21	as of 5-31-21	as of 5-31-21
Class A	2.42	2.31	4.36	12.10	53.20	1.04	1.03	2.27
Class C	4.85	2.38	4.00	12.50	48.06	0.34	0.23	0.74
Class I1,2	6.90	3.30	4.86	17.63	60.73	1.23	1.22	2.68
Class R6[1,2]	6.93	3.29	4.86	17.58	60.66	1.26	1.25	2.75
Index 1††	3.72	3.38	4.62	18.08	57.13	—	—	—
Index 2††	4.74	3.52	4.29	18.88	52.24	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.85	1.70	0.70	0.67
Net (%)	0.84	1.59	0.69	0.66
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8% and a state tax rate of 13.3%.
†† Index 1 is the Bloomberg Barclays California Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Tax-Free Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	5-31-11	14,806	14,806	15,713	15,224
Class I1,2	5-31-11	16,073	16,073	15,713	15,224
Class R6[1,2]	5-31-11	16,066	16,066	15,713	15,224
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Barclays California Municipal Bond Index is an unmanaged index comprising California investment-grade municipal bonds.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2020	Ending value on 5-31-2021	Expenses paid during period ended 5-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.80	$4.18	0.83%
	Hypothetical example	1,000.00	1,020.80	4.18	0.83%
Class C	Actual expenses/actual returns	1,000.00	1,018.00	7.95	1.58%
	Hypothetical example	1,000.00	1,017.10	7.95	1.58%
Class I	Actual expenses/actual returns	1,000.00	1,023.50	3.43	0.68%
	Hypothetical example	1,000.00	1,021.50	3.43	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,022.70	3.23	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-21
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$212,259,876
(Cost $196,171,348)
California 96.8%				207,633,008
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,176,073
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,924,396
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,140,598
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	600,000	647,378
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,150,078
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,570,000	1,572,344
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,594,684
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	500,000	593,929
California County Tobacco Securitization Agency Sonoma County Securitization Corp.	4.000	06-01-49	400,000	469,097
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,171,118
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,771,559
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,125,506
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	480,506
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	387,405
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	264,529
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,175,362
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,168,585
California Health Facilities Financing Authority CommonSpirit Health Obligated Group, Series A	4.000	04-01-40	1,500,000	1,763,296
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,195,958
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	$1,704,732
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,114,074
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,183,982
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,197,351
California Housing Finance Series A	4.250	01-15-35	974,820	1,181,644
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,698,140
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,167,498
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,841,150
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,876,116
California Municipal Finance Authority West Village Student Housing Project at UC Davis (B)	4.000	05-15-48	1,365,000	1,560,249
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,278,753
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,210,811
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,792,907
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,118,133
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,350,855
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	700,000	778,369
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	546,170
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	544,742
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,289,392
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	400,000	446,332
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	115,896
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	339,279
12	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Aspire Public School (A)	5.000	08-01-46	110,000	$130,522
California School Finance Authority Aspire Public School (A)	5.000	08-01-46	1,165,000	1,307,534
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,132,770
California School Finance Authority KIPP LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,755,509
California State Public Works Board Various Capital Projects, Series A (C)	5.000	08-01-36	1,000,000	1,277,870
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,841,599
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,268,236
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,720,645
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	291,922
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	572,772
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,088,410
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,336,088
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,651,926
California Statewide Communities Development Authority Statewide Community Infrastructure Program Revenue, Series A	4.000	09-02-51	1,000,000	1,097,964
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,509,859
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,011,831
City of Belmont Library Project, Series A (B)	5.750	08-01-24	825,000	903,355
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,223,529
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,104,654
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,795,000	$1,800,081
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,518,161
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,292,715
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,287,956
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	673,231
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,965,000	2,208,220
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,091,135
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(D)	2.306	08-01-40	2,890,000	1,855,002
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,198,362
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	1,000,000	1,080,475
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (A)	4.000	08-01-56	1,000,000	1,085,718
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,437,328
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-46	2,045,000	2,422,905
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,780,231
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,785,000	1,818,419
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,667,198
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,250,000	2,619,945
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,750,000	3,245,129
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,175,290
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,731,263
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,793,418
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	165,000	166,488
14	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	$2,344,401
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,428,855
Los Angeles Department of Water Power Waterworks Revenue, Series A	5.000	07-01-50	1,000,000	1,294,585
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,133,034
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,793,124
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	1,066,305
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,116,693
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,933,565
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,469,849
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,591,521
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,757,010
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,375,307
Pacifica School District Series C, GO (B)(D)	1.021	08-01-26	1,000,000	948,128
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,223,074
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	791,449
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,417,996
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (B)	4.000	09-01-35	1,125,000	1,337,598
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,088,062
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	2,000,000	2,397,111
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,164,566
San Diego Public Facilities Financing Authority Series A	3.000	08-01-49	1,500,000	1,611,824
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	597,979
San Diego Unified School District Series I, GO (D)	3.542	07-01-39	1,250,000	660,019
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	$1,602,382
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,215,000	1,469,872
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,500,000	1,837,315
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,440,015
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,738,530
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,257,653
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,107,275
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,828,100
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	587,998
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	550,038
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	870,453
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	925,000	928,624
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,511,573
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,510,293
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	809,243
Santee School District Election of 2006, Series E, GO (B)(D)	2.772	05-01-51	1,530,000	667,278
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	464,855
South Placer Wastewater Authority California Wastewater Revenue Refunding	5.000	11-01-34	430,000	600,651
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,129,102
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,454,767
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,283,591
16	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
State of California Various Purpose, GO	3.000	03-01-50	1,500,000	$1,606,055
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,771,291
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	539,757
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue, Senior Bonds, Series B1	4.000	06-01-49	750,000	863,336
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	450,346
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,289,971
University of California Series AZ	5.000	05-15-48	1,500,000	1,870,057
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	1,565,000	1,631,682
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,134,209
Puerto Rico 2.1%				4,626,868
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	2.368	07-01-31	1,500,000	1,180,636
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.524	07-01-46	2,500,000	810,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,682,496
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	952,936

	Par value^	Value
Short-term investments 1.1%		$2,301,000
(Cost $2,301,000)
Repurchase agreement 1.1%		$2,301,000
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $2,301,000 on 6-1-21, collateralized by $2,345,200 U.S. Treasury Notes, 0.125% due 11-30-22 (valued at $2,347,099)	2,301,000	2,301,000

Total investments (Cost $198,472,348) 100.0%		$214,560,876
Other assets and liabilities, net (0.0%)		(54,887)
Total net assets 100.0%		$214,505,989

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	17

Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
At 5-31-21, the aggregate cost of investments for federal income tax purposes was $196,884,969. Net unrealized appreciation aggregated to $17,675,907, of which $17,732,323 related to gross unrealized appreciation and $56,416 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	5.1
California Mortgage Insurance	3.1
Assured Guaranty Municipal Corp.	1.8
Build America Mutual Assurance Company	1.8
Ambac Financial Group, Inc.	0.4
TOTAL	12.2
18	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-21

Assets
Unaffiliated investments, at value (Cost $198,472,348)	$214,560,876
Cash	874
Interest receivable	2,425,625
Receivable for fund shares sold	394,294
Other assets	14,994
Total assets	217,396,663
Liabilities
Distributions payable	50,151
Payable for investments purchased	1,161,135
Payable for delayed delivery securities purchased	1,238,800
Payable for fund shares repurchased	187,943
Payable to affiliates
Investment management fees	99,708
Accounting and legal services fees	6,540
Transfer agent fees	7,808
Distribution and service fees	22,940
Trustees' fees	106
Other liabilities and accrued expenses	115,543
Total liabilities	2,890,674
Net assets	$214,505,989
Net assets consist of
Paid-in capital	$195,558,468
Total distributable earnings (loss)	18,947,521
Net assets	$214,505,989

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($181,228,199 ÷ 16,381,419 shares)[1]	$11.06
Class C ($11,185,556 ÷ 1,011,028 shares)[1]	$11.06
Class I ($13,397,424 ÷ 1,210,390 shares)	$11.07
Class R6 ($8,694,810 ÷ 785,218 shares)	$11.07
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	19

STATEMENT OF OPERATIONS For the year ended  5-31-21

Investment income
Interest	$7,642,044
Expenses
Investment management fees	1,168,235
Distribution and service fees	403,218
Accounting and legal services fees	37,447
Transfer agent fees	90,510
Trustees' fees	3,981
Custodian fees	55,921
State registration fees	15,019
Printing and postage	24,901
Professional fees	56,524
Other	21,281
Total expenses	1,877,037
Less expense reductions	(30,354)
Net expenses	1,846,683
Net investment income	5,795,361
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,336,645
2,336,645
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,666,332
5,666,332
Net realized and unrealized gain	8,002,977
Increase in net assets from operations	$13,798,338
20	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-21	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$5,795,361	$6,569,649
Net realized gain (loss)	2,336,645	(845,679)
Change in net unrealized appreciation (depreciation)	5,666,332	(3,587,750)
Increase in net assets resulting from operations	13,798,338	2,136,220
Distributions to shareholders
From earnings
Class A	(4,906,014)	(6,845,190)
Class B1	(2,166)	(11,003)
Class C	(271,132)	(537,072)
Class I	(371,152)	(483,472)
Class R6	(226,204)	(204,555)
Total distributions	(5,776,668)	(8,081,292)
From fund share transactions	(4,659,984)	7,406,442
Total increase	3,361,686	1,461,370
Net assets
Beginning of year	211,144,303	209,682,933
End of year	$214,505,989	$211,144,303

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	21

Financial highlights
CLASS A SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.66	$10.94	$10.73	$10.90	$11.22
Net investment income[1]	0.30	0.34	0.36	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.40	(0.20)	0.22	(0.16)	(0.30)
Total from investment operations	0.70	0.14	0.58	0.20	0.07
Less distributions
From net investment income	(0.30)	(0.34)	(0.36)	(0.37)	(0.39)
From net realized gain	—	(0.08)	(0.01)	—	—
Total distributions	(0.30)	(0.42)	(0.37)	(0.37)	(0.39)
Net asset value, end of period	$11.06	$10.66	$10.94	$10.73	$10.90
Total return (%)[2,3]	6.64	1.22	5.57	1.85	0.63
Ratios and supplemental data
Net assets, end of period (in millions)	$181	$173	$176	$181	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.85	0.86	0.85	0.83
Expenses including reductions	0.84	0.84	0.85	0.84	0.83
Net investment income	2.76	3.12	3.42	3.37	3.35
Portfolio turnover (%)	23	22	22	9	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
22	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$10.66	$10.94	$10.73	$10.90	$11.22
Net investment income[1]	0.22	0.26	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.40	(0.20)	0.22	(0.16)	(0.31)
Total from investment operations	0.62	0.06	0.50	0.12	(0.02)
Less distributions
From net investment income	(0.22)	(0.26)	(0.28)	(0.29)	(0.30)
From net realized gain	—	(0.08)	(0.01)	—	—
Total distributions	(0.22)	(0.34)	(0.29)	(0.29)	(0.30)
Net asset value, end of period	$11.06	$10.66	$10.94	$10.73	$10.90
Total return (%)[2,3]	5.85	0.47	4.78	1.09	(0.13)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$16	$19	$21	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70	1.70	1.71	1.70	1.68
Expenses including reductions	1.59	1.59	1.60	1.59	1.58
Net investment income	2.02	2.37	2.67	2.62	2.60
Portfolio turnover (%)	23	22	22	9	17

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	23

CLASS I SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[1]
Per share operating performance
Net asset value, beginning of period	$10.66	$10.94	$10.73	$10.91	$10.70
Net investment income[2]	0.32	0.35	0.38	0.38	0.12
Net realized and unrealized gain (loss) on investments	0.41	(0.20)	0.22	(0.17)	0.21
Total from investment operations	0.73	0.15	0.60	0.21	0.33
Less distributions
From net investment income	(0.32)	(0.35)	(0.38)	(0.39)	(0.12)
From net realized gain	—	(0.08)	(0.01)	—	—
Total distributions	(0.32)	(0.43)	(0.39)	(0.39)	(0.12)
Net asset value, end of period	$11.07	$10.66	$10.94	$10.73	$10.91
Total return (%)[3]	6.90	1.37	5.72	1.91	3.09[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$13	$15	$10	$10	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	0.70	0.71	0.70	0.67[5]
Expenses including reductions	0.69	0.69	0.70	0.69	0.66[5]
Net investment income	2.90	3.25	3.58	3.53	3.76[5]
Portfolio turnover (%)	23	22	22	9	17[6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
24	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$10.66	$10.94	$10.73	$10.95
Net investment income[2]	0.32	0.36	0.38	0.29
Net realized and unrealized gain (loss) on investments	0.41	(0.20)	0.22	(0.22)
Total from investment operations	0.73	0.16	0.60	0.07
Less distributions
From net investment income	(0.32)	(0.36)	(0.38)	(0.29)
From net realized gain	—	(0.08)	(0.01)	—
Total distributions	(0.32)	(0.44)	(0.39)	(0.29)
Net asset value, end of period	$11.07	$10.66	$10.94	$10.73
Total return (%)[3]	6.93	1.40	5.76	0.66[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66	0.67	0.68	0.68[5]
Expenses including reductions	0.65	0.66	0.67	0.67[5]
Net investment income	2.93	3.28	3.58	3.56[5]
Portfolio turnover (%)	23	22	22	9[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	25

Notes to financial statements
Note 1—Organization
John Hancock California Tax-Free Income Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
26	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2021, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	27

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended May 31, 2021 were $6,611.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2021 and 2020 was as follows:
	May 31, 2021	May 31, 2020
Ordinary income	$47,107	$112,199
Exempt Income	5,729,561	6,478,674
Long-term capital gains	—	1,490,419
Total	$5,776,668	$8,081,292
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2021, the components of distributable earnings on a tax basis consisted of $132,371 of undistributed exempt interest and $1,189,394 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
28	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets, (b) 0.500% of the next $500 million of the fund’s average daily net assets, (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$14,094
Class B	7
Class C	1,052
Class	Expense reduction
Class I	$1,009
Class R6	611
Total	$16,773

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2021, were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.
Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	29

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class B	1.00%
Class C	1.00%
Class B was redesignated during the period. Refer to Note 5 for further details.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $103 and $13,478 for Class B and Class C shares, respectively, for the year ended May 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $121,586 for the year ended May 31, 2021. Of this amount, $18,067 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $103,519 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2021, CDSCs received by the Distributor amounted to $6,464 and $1,826 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,407	$78,092
Class B	1,035	45
Class C	134,776	5,911
30	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class I	—	$5,602
Class R6	—	860
Total	$403,218	$90,510
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2021 and 2020 were as follows:
	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,830,259	$19,980,106	2,742,491	$29,865,452
Distributions reinvested	393,976	4,306,089	550,117	6,010,551
Repurchased	(2,098,338)	(22,942,740)	(3,128,085)	(33,652,400)
Net increase	125,897	$1,343,455	164,523	$2,223,603
Class B shares
Distributions reinvested	181	$1,965	1,002	$10,964
Repurchased	(26,912)	(291,004)	(16,021)	(174,085)
Net decrease	(26,731)	$(289,039)	(15,019)	$(163,121)
Class C shares
Sold	133,082	$1,452,931	156,921	$1,731,793
Distributions reinvested	21,870	238,812	44,733	488,997
Repurchased	(598,929)	(6,550,273)	(488,762)	(5,312,564)
Net decrease	(443,977)	$(4,858,530)	(287,108)	$(3,091,774)
Class I shares
Sold	478,134	$5,204,978	1,001,484	$10,757,915
Distributions reinvested	33,098	361,941	43,138	471,429
Repurchased	(737,882)	(8,015,807)	(557,882)	(5,999,036)
Net increase (decrease)	(226,650)	$(2,448,888)	486,740	$5,230,308
Class R6 shares
Sold	690,855	$7,535,736	395,872	$4,305,698
Distributions reinvested	20,677	226,204	18,767	204,555
Repurchased	(566,779)	(6,168,922)	(122,698)	(1,302,827)
Net increase	144,753	$1,593,018	291,941	$3,207,426
Total net increase (decrease)	(426,708)	$(4,659,984)	641,077	$7,406,442
ANNUAL REPORT | JOHN HANCOCK California Tax-Free Income Fund	31

On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$267,162
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $47,088,256 and $49,596,875, respectively, for the year ended May 31, 2021.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
32	JOHN HANCOCK California Tax-Free Income Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock California Tax-Free Income Fund (the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	33

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2021.
99.35% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
34	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock California Tax-Free Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	35

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
36	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	190
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	190
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	190
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	190
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	1989	190
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	190
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	37

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	190
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	190
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	190
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	190
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

38	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	190
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	190
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	39

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
40	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Jeffrey N. Given, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	41

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1674157	53A 5/21
7/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock California Tax-Free Income Fund	$43,923	$48,173

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2021	May 31, 2020
John Hancock California Tax-Free Income Fund	$604	$591

Amounts billed to control affiliates were $116,000 and $116,467 for the fiscal years ended May 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock California Tax-Free Income Fund	$3,760	$3,760

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2021 and 2020:

Fund	May 31, 2021	May 31, 2021
John Hancock California Tax-Free Income Fund	$89	$89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,146,100 for the fiscal year ended May 31, 2021 and $1,016,848 for the fiscal year ended May 31, 2020

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" forpurposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	July 12, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	July 12, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 12, 2021